Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of associates [line items]
Cash and balances at central banks	[1]	$ 285,868		$ 327,002	[2]	$ 403,018
Due from and placements with banks and other financial institutions	[1]	112,902		104,475		82,567
Loans and advances to customers	[1]	938,535		923,561		1,044,534
Other financial assets		14,186		14,413
Other assets						1,307,290
Total assets	[1]	3,038,677		2,949,286		2,953,792
Due to and placements from banks and other financial institutions	[1]	73,163		66,722		101,152
Customer accounts	[1]	1,611,647		1,570,303		1,710,574
Other liabilities		21,834		20,242		2,634,873
Total liabilities	[1]	2,846,067		2,764,089		2,757,474
Total equity		192,610	[1]	185,197	[1]	$ 196,318	[1]	$ 204,995
Bank of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks		112,800		116,942
Due from and placements with banks and other financial institutions		100,464		100,160
Loans and advances to customers		1,087,613		1,035,151
Other financial assets		587,949		583,898
Other assets		59,215		48,796
Total assets		1,948,041		1,884,947
Due to and placements from banks and other financial institutions		292,065		295,205
Customer accounts		1,216,611		1,153,184
Other financial liabilities		251,246		249,230
Other liabilities		36,776		37,153
Total liabilities		1,796,698		1,734,772
Total equity		$ 151,343		$ 150,175

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.